Schedule of Contract Liabilities (Details) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022
Revenue from Contract with Customer [Abstract]
Beginning balance	$ (2,166,451)	$ (308,058)
SportsHub acquired balance		(3,574,285)
Revenue recognized or reclassified	1,046,604	2,846,755
Deferred revenue	(6,609,792)	(1,130,863)
Ending balance	$ (7,729,639)	$ (2,166,451)